1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security	Shares	Value
Common Stocks ― 66.3%
Communication Services ― 5.5%
Alphabet Inc.*	9,960	$952,674
Meta Platforms Inc.*	1,570	213,018
Netflix Inc.*	1,185	278,996
Walt Disney Co/The*	3,527	332,702
Total Communication Services		1,777,390

Consumer Discretionary ― 6.2%
Amazon.com Inc.*	7,340	829,420
Chipotle Mexican Grill Inc.*	170	255,469
Home Depot Inc./The	1,650	455,301
TJX Cos. Inc.	7,357	457,017
Total Consumer Discretionary		1,997,207

Consumer Staples ― 5.2%
Costco Wholesale Corp.	1,140	538,388
Darling International Inc.*	3,975	262,946
Estee Lauder Cos. Inc.	1,772	382,575
PepsiCo Inc.	3,064	500,229
Total Consumer Staples		1,684,138

Financials ― 8.5%
Bank of America Corp.	17,355	524,121
Charles Schwab Corp.	7,420	533,275
Chubb Limited	2,844	517,267
CME Group Inc.	2,161	382,778
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,959	238,213
Truist Financial Corp.	13,284	578,385
Total Financials		2,774,039

Health Care ― 12.6%
AstraZeneca PLC	6,966	382,016
Boston Scientific Corp.*	13,458	521,228
Danaher Corp.	2,355	608,273
Eli Lilly & Co.	1,956	632,473
IQVIA Holdings Inc.*	2,764	500,671
Thermo Fisher Scientific Inc.	1,271	644,639
UnitedHealth Group Inc.	1,587	801,498
Total Health Care		4,090,798

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)

Security	Shares	Value
Industrials ― 6.3%
Advanced Drainage Systems Inc.	3,943	$490,391
Cintas Corp.	1,136	440,984
Eaton Corp. PLC	3,090	412,082
Old Dominion Freight Line, Inc.	942	234,341
Trex Co. Inc.*	4,277	187,931
Union Pacific Corp.	1,432	278,982
Total Industrials		2,044,711

Information Technology ― 17.8%
Adobe Systems Inc.*	1,118	307,674
Apple Inc.	9,178	1,268,400
Broadcom Inc.	787	349,436
Intuit Inc.	746	288,941
Microsoft Corp.	5,492	1,279,087
NVIDIA Corp.	2,487	301,897
Palo Alto Networks Inc.*	2,754	451,078
PayPal Holdings Inc.*	2,336	201,059
QUALCOMM Inc.	2,295	259,289
Salesforce.com Inc.*	2,137	307,386
SolarEdge Technologies Inc.*	1,470	340,246
Visa Inc., Class A	2,267	402,732
Total Information Technology		5,757,225

Materials ― 0.5%
Steel Dynamics Inc.	2,225	157,864
Total Materials		157,864

Real Estate Investment Trusts (REITs) ― 2.1%
Crown Castle International Corp.	2,193	316,998
Prologis Inc.	3,602	365,963
Total Real Estate Investment Trusts (REITs)		682,961

Utilities ― 1.6%
American Water Works Co. Inc.	3,925	510,878
Total Utilities		510,878

Total Common Stocks (Cost ― $11,084,703)		21,477,211

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	$3,572	$3,466
Total Collateralized Mortgage Obligations (Cost ― $3,604)				3,466

Corporate Bonds ― 23.2%
Communication Services ― 2.9%
Alphabet Inc.	0.450%	8/15/2025	130,000	116,704
AT&T Inc.	4.350%	3/1/2029	115,000	107,571
Comcast Corp.	3.375%	2/15/2025	70,000	67,678
Comcast Corp.	5.650%	6/15/2035	200,000	198,317
Verizon Communications Inc.	4.329%	9/21/2028	104,000	98,019
Verizon Communications Inc.	3.875%	2/8/2029	100,000	91,393
Verizon Communications Inc.	4.500%	8/10/2033	110,000	99,255
Verizon Communications Inc.	5.250%	3/16/2037	105,000	98,364
Walt Disney Co/The	2.200%	1/13/2028	90,000	78,515
Total Communication Services				955,816

Consumer Discretionary ― 1.9%
Amazon.com Inc.	0.250%	5/12/2023	115,000	112,362
Ford Foundation/The	2.415%	6/1/2050	60,000	37,256
Home Depot Inc./The	1.500%	9/15/2028	60,000	49,789
Honda Motor Co. Ltd.	2.271%	3/10/2025	200,000	188,264
Lowe’s Cos. Inc.	1.300%	4/15/2028	115,000	93,013
Target Corp.	4.500%	9/15/2032	160,000	152,437
Total Consumer Discretionary				633,121

Consumer Staples ― 1.1%
Archer-Daniels-Midland Co.	2.900%	3/1/2032	125,000	105,750
PepsiCo Inc.	3.900%	7/18/2032	100,000	92,537
PepsiCo Inc.	3.500%	3/19/2040	65,000	52,912
Walmart Inc.	1.800%	9/22/2031	115,000	91,518
Total Consumer Staples				342,717

Financials ― 7.3%
Affiliated Managers Group Inc.	3.300%	6/15/2030	65,000	53,764
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.910%)(a)	0.981%	9/25/2025	125,000	113,848
Bank of America Corp.(effective 12/06/2024, US SOFR + 0.650%)(a)	1.530%	12/6/2025	125,000	114,445
Bank of America Corp.	4.183%	11/25/2027	165,000	153,162
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(a)	3.088%	1/10/2037	115,000	85,895
BlackRock Inc.	3.250%	4/30/2029	105,000	94,585
Boston Properties LP	4.500%	12/1/2028	155,000	142,918
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/2024	175,000	166,302
Citigroup Inc.	5.500%	9/13/2025	110,000	109,774
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(a)	1.281%	11/3/2025	50,000	45,725

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 7.3% (Continued)
Host Hotels & Resorts LP	3.375%	12/15/2029	$225,000	$182,513
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	72,407
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%)(a)	0.653%	9/16/2024	140,000	133,593
MetLife Inc.	4.550%	3/23/2030	55,000	52,686
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	104,631
Prudential Financial Inc.	1.500%	3/10/2026	170,000	152,273
Royal Bank of Canada	1.150%	7/14/2026	125,000	107,960
Simon Property Group LP	3.375%	12/1/2027	155,000	140,172
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(a)	3.031%	11/1/2034	85,000	70,327
Toronto-Dominion Bank/The	1.150%	6/12/2025	55,000	49,494
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(a)	1.267%	3/2/2027	115,000	100,161
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%)(a)	0.805%	5/19/2025	145,000	134,281
Total Financials				2,380,916

Health Care ― 2.8%
AbbVie Inc.	4.400%	11/6/2042	150,000	124,711
Amgen Inc.	3.000%	2/22/2029	150,000	131,394
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	100,198
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	113,749
CVS Health Corp.	4.780%	3/25/2038	105,000	92,269
Evernorth Health Inc.	3.050%	11/30/2022	185,000	184,603
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	90,571
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	74,952
Total Health Care				912,447

Industrials ― 0.7%
Johnson Controls International PLC	1.750%	9/15/2030	150,000	116,095
Xylem Inc./NY	1.950%	1/30/2028	115,000	97,295
Total Industrials				213,390

Information Technology ― 3.1%
Apple Inc.	2.850%	2/23/2023	185,000	184,221
Autodesk Inc.	2.400%	12/15/2031	175,000	136,347
Jabil Inc.	4.250%	5/15/2027	125,000	116,704
Mastercard Inc.	1.900%	3/15/2031	155,000	123,809
Microsoft Corp.	4.200%	11/3/2035	175,000	165,782
QUALCOMM Inc.	3.450%	5/20/2025	175,000	169,579
Salesforce.com Inc.	1.500%	7/15/2028	120,000	100,904
Total Information Technology				997,346

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	$110,000	$101,887
Total Materials				101,887

Real Estate Investment Trusts (REITs) ― 0.9%
Prologis LP	2.250%	4/15/2030	115,000	94,066
Prologis LP	1.250%	10/15/2030	115,000	85,807
Welltower Inc.	2.700%	2/15/2027	125,000	111,848
Total Real Estate Investment Trusts (REITs)				291,721

Utilities ― 2.2%
Avangrid Inc.	3.800%	6/1/2029	125,000	111,248
DTE Electric Co.	1.900%	4/1/2028	125,000	106,553
DTE Electric Co.	4.050%	5/15/2048	120,000	98,049
Georgia Power Co.	3.250%	4/1/2026	100,000	93,884
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	83,068
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	120,000	99,531
Public Service Co. of Colorado	3.200%	3/1/2050	55,000	38,643
Union Electric Co.	2.625%	3/15/2051	115,000	71,022
Total Utilities				701,998

Total Corporate Bonds (Cost ― $8,487,436)				7,531,359

Foreign Government Agency Issues ― 2.1%
International Bank for Reconstruction & Development	0.625%	4/22/2025	175,000	159,382
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	260,660
International Finance Corp.	2.000%	10/24/2022	255,000	254,833
Total Foreign Government Agency Issues (Cost ― $698,925)				674,875

Mortgage Backed Securities ― 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	16,751	15,840
Gold Pool A35826	5.000%	7/1/2035	9,776	9,567
Gold Pool A49479	5.000%	6/1/2036	6,091	5,974
Gold Pool A65694	6.000%	9/1/2037	8,754	8,959
Federal National Mortgage Association (FNMA)
Pool 995262	5.500%	1/1/2024	813	813
Pool 891596	5.500%	6/1/2036	11,102	11,446
Pool 900936	6.500%	2/1/2037	2,465	2,670
Pool 946594	6.000%	9/1/2037	11,349	11,965
Total Mortgage Backed Securities (Cost ― $67,051)				67,234

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 3.7%
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/2032	$70,000	$81,474
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	123,956
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	426,379
United States Treasury Bonds	3.500%	2/15/2039	131,000	124,808
United States Treasury Bonds	4.375%	11/15/2039	177,000	187,018
United States Treasury Notes	1.750%	5/15/2023	135,000	133,085
United States Treasury Notes	2.500%	1/31/2025	125,000	120,151
Total U.S. Government & Agency Obligations (Cost ― $1,163,062)				1,196,871

Short Term Investment ― 4.4%
Fidelity Investments Money Market - Government Portfolio - Class I(b)	2.740%		1,433,944	1,433,944
Total Short Term Investment (Cost ― $1,433,944)				1,433,944

Total Investments ― 99.9% (Cost ― $22,938,725)				32,384,960
Other Assets in Excess of Liabilities ― 0.1%				20,799
Total Net Assets ― 100.0%				$32,405,759

Notes:
*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
CMT - Constant Maturity Treasury Rate
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.  (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the “Adviser” or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$21,477,211	$-	$-	$21,477,211
Collateralized Mortgage Obligations	-	3,466	-	3,466
Corporate Bonds	-	7,531,359	-	7,531,359
Foreign Government Agency Issues	-	674,875	-	674,875
Mortgage-Backed Securities	-	67,234	-	67,234
U.S. Government & Agency Obligations	-	1,196,871	-	1,196,871
Total long-term investments	$21,477,211	$9,473,805	$-	$30,951,016
Short-term investments	1,433,944		-	1,433,944
Total investments	$22,911,155	$9,473,805	$-	$32,384,960

* See Schedule of Investments for additional detailed categorizations.